Multiemployer Plans (Details Narrative) - Southland Holdings Llc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Multiple-Employer Plan Accounted for as Multiemployer Plan, Contribution by Participating Entity	$ 3,200,000	$ 800,000	$ 0
Multiemployer health and welfare plans	5,857	1,507	0
Multiemployer Health And Welfare Plans [Member]
Multiemployer health and welfare plans	5,800,000	1,500,000
CANADA
Multiemployer contribution	$ 200,000	$ 200,000	$ 0